Parent Only Information (Details) - Schedule of condensed balance sheets - Previously Reported [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Assets
Cash		$ 9,376	$ 3,311
Amount due from subsidiaries and VIE
Accounts receivable		57	1,174
Other receivables		474
Amounts due from related parties		16,407	7,400
Long-term investment		50	100
Investments in subsidiaries and VIE
Cryptocurrencies		18	4
Operating lease right-of-use assets		27	43
Total Assets		26,409	12,032
Accounts payable		163	1,259
Accrued payroll		60
Operating lease liabilities-current		11	17
Operating lease liabilities-non-current		17	27
Investments in subsidiaries and VIE		5,844
Total Liabilities		6,095	1,303
Mezzanine equities			12,473
Equity:
Subscription receivable			(9)
Additional paid-in capital		46,030	12,928
Statutory reserves
Accumulated deficit		(25,257)	(14,747)
Accumulated other comprehensive income/(loss)		(461)	82
Total equity		20,314	(1,744)
Total Liabilities and Equity		26,409	12,032
Class A Ordinary Shares
Equity:
Ordinary shares value	[1]	1	1
Class B Ordinary Shares
Equity:
Ordinary shares value	[1]	$ 1	$ 1

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization.